Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 11,493,000	$ 1,071,000
Deferred Tax Assets, Investment in Subsidiaries	41,788,000
Unrecognized Tax Benefits	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0	0
Unrecognized Tax Benefits, Income Tax Penalties Expense	0	$ 0
Domestic Tax Authority [Member]
Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	11,037,000
Operating Loss Carryforwards	37,791,000
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	36,081,000
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	4,418,000
Foreign Tax Authority [Member] | Canada Revenue Agency [Member]
Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 895,000